Acadia Principal Conservation Fund
SUMMARY SECTION ACADIA PRINCIPAL CONSERVATION FUND

Investment Objective

The Acadia Principal Conservation Fund seeks to provide current income consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Acadia Principal Conservation Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Acadia Principal Conservation Fund
Management Fees		0.80%
Distribution (12b-1) and Service Fees		0.25%
Other Expenses		10.51%
Total Annual Fund Operating Expenses		11.56%
Expense Reimbursement	[1]	(10.21%)
Total Annual Fund Operating Expenses After Expense Reimbursements		1.35%
[1]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, acquired fund fees and expenses, litigation, brokerage and extraordinary expenses) to an annual rate of 1.35% of the average net assets of the Fund. This expense limitation and fee waiver agreement may be terminated by the Adviser at any time after October 31, 2012, and it will automatically terminate upon the termination of the investment advisory agreement. Prior to June 1, 2012, the Adviser entered into an written expense limitation agreement under which it had agreed to limit the total expenses of the Fund, with the same exclusions as noted above, to an annual rate of 1.45% of the average net assets of the Fund. The Adviser may recoup any waived amount from the Fund pursuant to these agreements if such reimbursement does not cause the Fund to exceed existing expense limitation and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.The 1 year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses.Although your actual costs may be higher or lower,based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Acadia Principal Conservation Fund	137	2,379	4,337	8,211

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the fiscal period August 24, 2010 (the Fund’s inception date) to June 30, 2011, the Fund’s portfolio turnover rate was 152% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in short-term debt instruments such as demand deposits and certificates of deposit issued by FDIC-insured banks and in U.S. Treasury obligations and repurchase agreements collateralized by U.S. government securities.  The Fund may also invest up to 35% ofits assets in investment grade corporate debt and trust preferred debt securities.  Additionally, the Fund may invest in securities issued by federal agencies or government-sponsored enterprises (“GSE”s).  The Fund expects to maintain a dollar-weighted average maturity of between 4 and 10 years.  When investing in demand deposits and certificates of deposit, the Adviser generally attempts to invest Fund assets in levels that ensure FDIC protection.

The Fund will normally not invest in fixed income securities which are rated below BBB by S&P or Baa by Moody’s at the time of purchase or which are in default.  The Fund will not be required to dispose of a debt security if it has a rating of BBB or Baa at the time of purchase but is downgraded below BBB or Baa after the time of purchase.  Acadia Mutual Funds Management, LLC, the Fund’s investment adviser (the “Adviser”), selects fixed income securities whose yield is sufficiently attractive in view of the risks of ownership.  In purchasing and selling securities for the Fund, the Adviser considers a number of factors such as credit quality of the issuer, yield-to-maturity, tax efficiency, hedging strategies and economic forecasts.

Principal Risks

You should be aware that an investment in the Fund involves certain risks, including the following:

Market Risk:  The Fund’s performance will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Credit Risk:  The Fund could lose money if the issuer of a fixed income security is unable to meet its financial obligations.

Interest Rate Risk:  Changes in interest rates will affect the yield and value of the Fund’s investments in debt securities.  If interest rates rise, the value of the Fund’s investments may fall.

Government Securities Risk:  There are different types of U.S. government securities with different levels of credit risk.  U.S. government securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest risk.  A U.S. government-sponsored entity (such as the Federal Home Loan Banks, Federal Farm Credit Banks, Fannie Mae and Freddie Mac), although chartered or sponsored by an Act of Congress, may issue securities that are not funded by congressional appropriations and are neither guaranteed nor insured by the U.S. Treasury and are riskier than those that are.

Repurchase Agreement Risk: The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

Call Risk: The risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Money Market Deposit Account Risk: the Fund invests in jumbo money market deposit accounts in FDIC insured banks. There are withdrawal restrictions imposed on money market deposit accounts ranging from 5 to 7 per billing cycle, usually a month, creating a liquidity risk. In addition, the amount of funds invested in a particular institution may exceed the insured limit of $250,000 creating an exposure to loss if the financial institution fails.

Returns Are Not Guaranteed:  An investment in the Fund is neither insured nor guaranteed by the U.S. government.  Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by a bank and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

You may lose money if you invest in the Fund

Performance

The Fund does not yet have a full calendar year of performance.  As such, no performance information is presented.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	Acadia Mutual Funds
Central Index Key	dei_EntityCentralIndexKey	0001474890
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Jun 4, 2012
Acadia Principal Conservation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION ACADIA PRINCIPAL CONSERVATION FUND
Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Acadia Principal Conservation Fund seeks to provide current income consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses of the Fund

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the fiscal period August 24, 2010 (the Fund’s inception date) to June 30, 2011, the Fund’s portfolio turnover rate was 152% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.The 1 year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses.Although your actual costs may be higher or lower,based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests primarily in short-term debt instruments such as demand deposits and certificates of deposit issued by FDIC-insured banks and in U.S. Treasury obligations and repurchase agreements collateralized by U.S. government securities.  The Fund may also invest up to 35% ofits assets in investment grade corporate debt and trust preferred debt securities.  Additionally, the Fund may invest in securities issued by federal agencies or government-sponsored enterprises (“GSE”s).  The Fund expects to maintain a dollar-weighted average maturity of between 4 and 10 years.  When investing in demand deposits and certificates of deposit, the Adviser generally attempts to invest Fund assets in levels that ensure FDIC protection.

The Fund will normally not invest in fixed income securities which are rated below BBB by S&P or Baa by Moody’s at the time of purchase or which are in default.  The Fund will not be required to dispose of a debt security if it has a rating of BBB or Baa at the time of purchase but is downgraded below BBB or Baa after the time of purchase.  Acadia Mutual Funds Management, LLC, the Fund’s investment adviser (the “Adviser”), selects fixed income securities whose yield is sufficiently attractive in view of the risks of ownership.  In purchasing and selling securities for the Fund, the Adviser considers a number of factors such as credit quality of the issuer, yield-to-maturity, tax efficiency, hedging strategies and economic forecasts.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You should be aware that an investment in the Fund involves certain risks, including the following:

Market Risk:  The Fund’s performance will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Credit Risk:  The Fund could lose money if the issuer of a fixed income security is unable to meet its financial obligations.

Interest Rate Risk:  Changes in interest rates will affect the yield and value of the Fund’s investments in debt securities.  If interest rates rise, the value of the Fund’s investments may fall.

Government Securities Risk:  There are different types of U.S. government securities with different levels of credit risk.  U.S. government securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest risk.  A U.S. government-sponsored entity (such as the Federal Home Loan Banks, Federal Farm Credit Banks, Fannie Mae and Freddie Mac), although chartered or sponsored by an Act of Congress, may issue securities that are not funded by congressional appropriations and are neither guaranteed nor insured by the U.S. Treasury and are riskier than those that are.

Repurchase Agreement Risk: The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

Call Risk: The risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Money Market Deposit Account Risk: the Fund invests in jumbo money market deposit accounts in FDIC insured banks. There are withdrawal restrictions imposed on money market deposit accounts ranging from 5 to 7 per billing cycle, usually a month, creating a liquidity risk. In addition, the amount of funds invested in a particular institution may exceed the insured limit of $250,000 creating an exposure to loss if the financial institution fails.

Returns Are Not Guaranteed:  An investment in the Fund is neither insured nor guaranteed by the U.S. government.  Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by a bank and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	You may lose money if you invest in the Fund
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund does not yet have a full calendar year of performance.  As such, no performance information is presented.

Acadia Principal Conservation Fund | Acadia Principal Conservation Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	10.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.56%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.21%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursements	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,379
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,337
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,211
[1]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, acquired fund fees and expenses, litigation, brokerage and extraordinary expenses) to an annual rate of 1.35% of the average net assets of the Fund. This expense limitation and fee waiver agreement may be terminated by the Adviser at any time after October 31, 2012, and it will automatically terminate upon the termination of the investment advisory agreement. Prior to June 1, 2012, the Adviser entered into an written expense limitation agreement under which it had agreed to limit the total expenses of the Fund, with the same exclusions as noted above, to an annual rate of 1.45% of the average net assets of the Fund. The Adviser may recoup any waived amount from the Fund pursuant to these agreements if such reimbursement does not cause the Fund to exceed existing expense limitation and the reimbursement is made within three years after the year in which the Adviser incurred the expense.